Schedule of Investments

July 31, 2026 (Unaudited)

LSV Disciplined Value ETF

	Shares	Value (000)
Common Stock (99.3%)††
Communication Services (12.9%)
Alphabet, Cl A	71,497	$25,462
Alphabet, Cl C	61,330	21,873
AT&T	121,320	2,821
Comcast, Cl A	149,084	3,572
Fox, Cl A	55,558	3,235
Match Group	56,488	2,226
Meta Platforms, Cl A	23,150	12,888
Verizon Communications	94,447	4,421
Walt Disney	65,129	6,265
Yelp, Cl A*	37,041	979
		83,742

Consumer Discretionary (10.9%)
ADT	186,136	1,422
Amazon.com*	99,000	26,887
APTIV PLC*	25,932	1,464
Autoliv	28,710	3,536
BorgWarner	74,200	4,730
eBay	57,405	6,545
Expedia Group	22,000	6,484
Gap	94,449	1,897
Garrett Motion	91,200	2,841
General Motors	79,314	7,049
Mattel*	139,829	2,110
PVH	28,702	2,487
Tapestry	14,808	2,256
Tesla*	2,800	871
Versigent PLC*	8,644	357
		70,936

Consumer Staples (4.1%)
Altria Group	75,000	5,126
Ingredion	10,172	1,012
Kroger	50,008	2,887
Maplebear*	111,800	4,986
Molson Coors Beverage, Cl B	55,567	2,309
PepsiCo	21,299	2,972
Smithfield Foods	113,477	2,955
Target	28,700	4,147
		26,394

Energy (1.9%)
Devon Energy	78,713	3,552
ExxonMobil Holdings	20,359	3,165
Marathon Petroleum	18,520	5,861
		12,578

Financials (12.9%)
Allstate	14,815	3,912
American International Group	28,693	2,255
Bank of America	55,567	3,442
Berkshire Hathaway, Cl B*	7,492	3,832

LSV Disciplined Value ETF

	Shares	Value (000)
Financials (continued)
Chubb	10,957	$3,842
Citigroup	38,888	5,151
Citizens Financial Group	37,964	2,720
Federated Hermes, Cl B	43,516	2,609
Fiserv*	10,182	549
Globe Life	13,890	2,531
Goldman Sachs Group	6,481	6,600
JPMorgan Chase	31,492	11,080
MGIC Investment	55,562	1,669
Morgan Stanley	13,903	2,925
Old Republic International	64,828	2,801
Pagseguro Digital, Cl A	221,560	2,136
PayPal Holdings	65,654	3,756
Popular	19,433	3,405
State Street	37,961	6,991
Synchrony Financial	37,038	2,807
Unum Group	37,961	3,269
Visa, Cl A	7,404	2,711
Wells Fargo	28,704	2,482
		83,475

Health Care (12.4%)
Align Technology*	12,970	2,194
Amgen	9,260	3,567
Biogen*	18,519	3,758
Bristol-Myers Squibb	109,100	7,124
CVS Health	36,106	3,771
Elevance Health	7,404	2,783
Exelixis*	64,827	3,438
GE HealthCare Technologies	22,900	1,558
Gilead Sciences	43,517	5,666
Halozyme Therapeutics*	18,498	1,527
Harmony Biosciences Holdings*	78,715	2,774
HCA Healthcare	7,404	2,981
Incyte*	56,481	6,751
Jazz Pharmaceuticals PLC*	14,802	3,743
Johnson & Johnson	17,804	4,564
Merck	71,307	9,283
Pfizer	242,900	6,075
Regeneron Pharmaceuticals	5,194	3,961
UnitedHealth Group	12,065	5,000
		80,518

Industrials (5.1%)
Caterpillar	3,317	2,703
FedEx	14,816	4,554
Fedex Freight Holding*	7,408	1,041
Genpact	64,820	2,280
Lockheed Martin	7,408	4,317
Mueller Industries	57,390	3,811
Oshkosh	21,299	3,033

Schedule of Investments

July 31, 2026 (Unaudited)

LSV Disciplined Value ETF

	Shares	Value (000)
Industrials (continued)
Owens Corning	18,519	$2,572
Science Applications International	11,661	1,366
Textron	37,954	3,236
Uber Technologies*	28,693	2,019
United Airlines Holdings*	18,518	2,247
		33,179

Information Technology (35.7%)
Adobe*	26,600	6,661
Amdocs	19,431	1,083
Apple	103,714	32,039
Applied Materials	24,076	12,223
Broadcom	15,742	6,128
Cirrus Logic*	31,671	4,097
Cisco Systems	98,099	11,379
Cognizant Technology Solutions, Cl A	28,694	1,588
Dell Technologies, Cl C	24,582	9,965
Dropbox, Cl A*	94,450	3,075
F5*	6,482	2,609
Freshworks, Cl A*	203,479	2,311
Gen Digital	93,524	2,567
GoDaddy, Cl A*	23,174	1,917
HP	93,523	2,550
HubSpot*	6,400	1,519
Jabil	13,895	4,378
Lam Research	18,205	5,334
Micron Technology	13,488	11,101
Microsoft	43,522	20,226
NetApp	29,459	5,258
NVIDIA	206,676	41,491
Oracle	12,029	1,562
Pegasystems	64,200	1,961
Qorvo*	44,340	4,016
QUALCOMM	46,300	6,834
RingCentral, Cl A	64,700	3,599
Salesforce	42,454	7,812
Sandisk*	1,399	1,700
Skyworks Solutions	43,510	2,710
Twilio, Cl A*	19,440	3,836
Western Digital	10,961	5,972
Zoom Communications, Cl A*	28,655	2,753
		232,254

Materials (2.0%)
Crown Holdings	28,709	3,383
NewMarket	2,778	2,362
Newmont	37,038	3,471
Steel Dynamics	13,890	3,490
		12,706

LSV Disciplined Value ETF

	Shares	Value (000)
Real Estate (0.6%)
Host Hotels & Resorts‡	142,617	$3,584

Utilities (0.8%)
Eversource Energy	43,517	3,116
UGI	55,099	1,990
		5,106

TOTAL COMMON STOCK
(Cost $528,072)		644,472

Short-Term Investments (0.7%)
First American Treasury Obligations Fund, Cl X, 3.60**	4,489,214	4,489

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,489)		4,489

Total Investments – 100.0%
(Cost $532,561)		$648,961

Percentages are based on Net Assets of $649,197 (000).

††	Narrow industries are utilized for compliance purposes,

whereas broad sectors are utilized for reporting.

‡	Real Estate Investment Trust.

*	Non-income producing security.

**	The rate reported is the reported 7-day effective yield as of July 31, 2026

Cl — Class

PLC — Public Limited Company

LSV-QH-009-1300

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